Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 1,758,083	¥ 3,411,084
Ending balance	1,499,000	1,758,083	¥ 3,411,084
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,130,449	1,157,683	657,574
New financial assets originated or purchased			1,548
Transfers			232,385
Net impact on expected credit loss by stage transfer			232,385
Write-offs			(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)		(80,276)	(5,395)
Change in parameters of expected credit loss model	246,915	53,042	310,429
Ending balance	1,377,364	1,130,449	1,157,683
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,012	10,407	10,608
New financial assets originated or purchased			1,548
Transfers			(3,622)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2			(3,622)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)		(27,179)	(5,395)
Change in parameters of expected credit loss model	(234)	17,784	7,268
Ending balance	778	1,012	10,407
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance		0	0
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2			3,622
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3			(63,386)
Net impact on expected credit loss by stage transfer			59,764
Ending balance			0
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,129,437	1,147,276	646,966
New financial assets originated or purchased			0
Transfers			236,007
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3			63,386
Net impact on expected credit loss by stage transfer			172,621
Write-offs			(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)		(53,097)	0
Change in parameters of expected credit loss model	247,149	35,258	303,161
Ending balance	¥ 1,376,586	¥ 1,129,437	¥ 1,147,276